(26) COST OF ELECTRIC ENERGY	12 Months Ended
Dec. 31, 2017
Cost Of Electric Energy
COST OF ELECTRIC ENERGY
	In GWh			R$ thousand
	2017 (*)	2016 (*)	2015 (*)	2017	2016	2015
Electricity purchased for resale
Itaipu Binacional	11,779	10,497	10,261	2,350,858	2,025,780	2,869,481
Spot market / PROINFA	3,595	2,253	4,004	560,153	269,792	981,009
Energy purchased through auction in the regulated market and bilateral contracts	62,600	51,225	44,342	14,269,265	8,541,677	9,192,868
PIS and COFINS credit	-	-	-	(1,562,779)	(987,997)	(1,196,579)
Subtotal	77,974	63,975	58,607	15,617,498	9,849,252	11,846,779

Electricity network usage charge
Basic network charges				1,541,629	834,341	847,342
Transmission from Itaipu				159,896	53,248	51,236
Connection charges				122,536	84,927	56,312
Charges for use of the distribution system				39,451	38,699	40,332
System service charges - ESS, net of transfers from CONER				(452,978)	362,735	555,851
Reserve energy charges - EER				(303)	106,925	54,762
PIS and COFINS credit				(126,213)	(129,883)	(140,868)
Subtotal				1,284,020	1,350,990	1,464,967

Total				16,901,518	11,200,242	13,311,747
(*) Information not audited by the independent auditors